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                        SUPPLEMENT DATED AUGUST 11, 1999
                     TO THE PROSPECTUS DATED MARCH 31, 1999
                           OF OCC CASH RESERVES, INC.


         Effective August 16, 1999, the mailing address of OpCap Advisors is 1345 Avenue of the Americas, New York, New York 10105-4800.